POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN - DEFINED CONTRIBUTION RETIREMENT PLANS - ADDITIONAL INFORMATION (Details)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
UNITED STATES
Defined Contribution Plan Disclosure [Line Items]
Defined Contribution Plan Contribution Rate	14.00%	14.00%	14.00%